Stock-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2023
Stock-Based Compensation
Schedule of stock option activity

		Weighted
		Average	Weighted-
		Exercise	Average
	Number	Price Per	Remaining	Aggregated
	of Shares	Share	Contractual Life	Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2022	42,764,264	$0.26
Recapitalization	(33,006,982)	$0.89
Options outstanding, September 30, 2022	9,757,282	$1.15
Granted	123,280	$4.15
Exercised	(1,233,943)	$0.50
Forfeited	(627,655)	$1.58
Options outstanding, March 31, 2023	8,018,964	$1.27	7.02	$5,271
Options Exercisable, March 31, 2023	5,489,117	$0.72	6.22	$4,444
Vested and expected to vest after March 31, 2023	8,023,213	$1.27	7.02	$5,275

Schedule of stock-based compensation expense

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cost of revenue	$31	$4	$99	$9
Research and development expenses	159	48	379	108
Sales and marketing expenses	38	15	142	35
General and administrative expenses	13	32	237	76
Total stock-based compensation expense	$241	$99	$857	$228